Property, Equipment and Leasehold Improvements (Details) - Schedule of property, equipment and leasehold improvements - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Subtotal	$ 5,444	$ 1,704
Less: Accumulated depreciation	(1,623)	(779)
Property, equipment and leasehold improvements, net	3,821	925
Furniture / Fixtures [Member]
Property, Plant and Equipment [Line Items]
Subtotal	897	159
Computer equipment [Member]
Property, Plant and Equipment [Line Items]
Subtotal	3,640	708
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Subtotal	106	106
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Subtotal	$ 801	$ 731